SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of Stock by Class
Composition of share capital:

	June 30, 2022		December 31, 2021
	(Unaudited)		(Audited)
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares		Number of shares
Class A Ordinary shares, no par value (1)	1,000,000,000	239,563,002	1,000,000,000	234,262,636
Class B Ordinary shares, no par value (2)	83,417,110	83,417,110	83,417,110	83,417,110
	1,083,417,110	322,980,112	1,083,417,110	317,679,746

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

Schedule of Share-based Compensation Expense	The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Cost of sales	$72	$—
Research and development	6,597	3,182
Selling, general and administrative	8,140	20,951
	$14,809	$24,133